Operations and Summary of Significant Accounting Principles (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Allowance for Doubtful Accounts [Table Text Block]
Allowances for Doubtful Accounts	2017	2016	2015
Balance at beginning of year	$-	$36,329	$51,579
Write-off of receivables	-	(36,329)	(15,250)
Balance at end of year	$-	$-	$36,329

Schedule of Significant Acquisitions and Disposals of Property, plant and equipment [Table Text Block]
Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%